Income Tax - Current Tax Assets and Liabilities (Detail) $ in Millions, $ in Millions	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Major Components Of Tax Expense Income [Abstract]
Tax refund receivable (included in other current assets - other)		$ 2		$ 5
Income tax payable	$ 10,901	$ 8,674	$ 293	$ 6,522